Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressee of this report, Citigroup Global Markets Inc., Natixis Securities Americas LLC, Natixis Real Estate Capital LLC, and Drexel Hamilton, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the 1 loan within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to June 9, 2018.
•	The excel file provided to us by the Company titled “US 2018-USDC Accounting Tape.xlsx”, which includes certain attributes related to the mortgage loan as of the Cut-off Date shall be herein referred to as the “Final Data File”.
•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the client related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “calculation,” as used hereinafter, refers to a computation using the Specified Attributes included in the Final Data File.
•	The phrase “Promissory Note” refers to the promissory note, promissory note riders and/or assumptions of the promissory note or the equivalent, as contained in the Loan File.
•	The phrase “Loan Agreement” refers to the signed Loan Agreement as included in the Loan File.
•	The phrase “Mezzanine Loan Agreement” refers to the Mezzanine Loan Agreement as included in the Loan File.
•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Title Policy” refers to the signed title policy as included in the Loan File.
•	The phrase “Ground Lease” refers to the signed ground lease agreement as included in the Loan File.
•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.
•	The phrase “CapEx Schedule” refers to the capital expenditure file included in the Loan File.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “ACM O&M Report” refers to a signed ACM O&M document included in the Loan File.
•	The phrase “Underwriting File” refers to the underwriting file document included in the Loan File.
•	The phrase “Historical Occupancy File” refers to the historical occupancy file document included in the Loan File.

From May 17, 2018 through May 18, 2018, the Company provided us with the Source Documents related to the 1 mortgage loan secured by 1 property, herein referred to as the “Underlying Asset”. For the Underlying Asset set forth in the Final Data File, we compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 18, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company (not subject to procedures)

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US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
2	Property Sub-Type	Appraisal Report	The property sub-type, as stated in the Appraisal Report.	None
3	Address	Appraisal Report	The address, as stated in the Appraisal Report. If two street addresses were listed, only the primary was selected.	None
4	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
5	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
6	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
7	Zip	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
8	MSA	Appraisal Report	The MSA, as defined in the Appraisal Report	None
9	Market	Appraisal Report	The Market, as defined in the Appraisal Report	None
10	Submarket	Appraisal Report	The Submarket, as defined in the Appraisal Report	None
11	Built	Appraisal Report, Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.	None
12	Renovated	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.	None
13	NRA	Rent Roll	The total NRA, as stated in the Rent Roll.	None
14	Overall Leased (%)	Rent Roll	The current occupancy, as stated in the Rent Roll.	None
15	Overall Leased Date	Rent Roll	The date, as stated in the Rent Roll.	None
16	Overall Number of Tenants	Rent Roll	The total number of tenants, as stated in the Rent Roll.	None
17	Retail Only Leased	Rent Roll	The retail occupancy, as stated in the Rent Roll.	None
18	Overall Leased Date	Rent Roll	The date, as stated in the Rent Roll.	None
19	Retail Only Number of Tenants	Rent Roll	The total number of retail tenants, as stated in the Rent Roll.	None
20	Unit of Measure	Rent Roll	Square Feet	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
21	Ownership Interest	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
22	Cut-Off Date Trust Loan Amount ($)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Trust Loan Amount will equal Mortgage Loan Amount.	$1.00
23	Cut-Off Date Trust Loan Amount per SF ($)	Calculation	Computation in which the respective loan’s Cut-Off Date Trust Loan Amount was divided by the corresponding Square Footage.	$1.00
24	Cut-Off Date Mezzanine Loan Amount ($)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Mezzanine Loan Amount will equal Mezzanine Loan Amount.	$1.00
25	Cut-Off Date Total Loan Amount ($)	Calculation	Calculation. Since the Loan is IO, Cut-Off Date Total Loan Amount will equal Mortgage Loan Amount plus Mezzanine Loan Amount.	$1.00
26	Total Loan Original Balance	Loan Agreement, Mezzanine Loan Agreement	The aggregate principal balance, as defined in the Loan Agreement and Mezzanine Loan Agreement.	None
27	Cut-Off Date Allocated Total Loan Amount per SF ($)	Calculation	Calculation in which the Total Loan Original Balance was divided by the corresponding Square Footage.	None
28	Origination Date	Loan Agreement	The date on the cover of the Loan Agreement	None
29	Interest Accrual Period	Loan Agreement	The interest calculation method, as stated in the Loan Agreement	None
30	Interest Rate	Loan Agreement	The Interest Rate defined in the Loan Agreement	None
31	Mezzanine Interest Rate	Mezzanine Loan Agreement	The Interest Rate defined in the Mezzanine Loan Agreement	None
32	Interest Calculation (30/360 / Actual/360)	Loan Agreement	A fraction equal to the actual number of days in the accrual period divided by 360	None
33	Trust Monthly Debt Service Payment	Calculation	The Mortgage Loan Amount multiplied by the Interest Rate multiplied by the Interest Calculation divided by 12	None
34	Mezzanine Loan Monthly Debt Service Payment	Calculation	The Mezzanine Loan Amount multiplied by the Interest Rate multiplied by the Interest Calculation divided by 12	None
35	Trust Annual Debt Service Payment	Calculation	The Trust Monthly Debt Service Payment annualized.	None
36	Mezzanine Loan Annual Debt Service Payment	Calculation	The Mezzanine Loan Monthly Debt Service Payment annualized.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
37	Amort Type	Calculation	Interest Only, when the Interest Only term is equal to the Original Loan Term (months)	None
38	Grace Period	Loan Agreement	The number of grace period days, as stated in the Late Payment Charges section of the Loan Agreement	None
39	First Loan Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
40	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
41	Original Balloon Term (Months)	Loan Agreement	The term of the Loan, since the Loan is fully IO.	None
42	Original Amort Term (Months)	Loan Agreement	The amortization period, as stated in the Loan Agreement	None
43	IO Period	Calculation	The term of the Loan, since the Loan is fully IO.	None
44	Remaining IO Term (Months)	Calculation	The IO Period minus the seasoning.	None
45	Remaining Term to Maturity (Months)	Calculation	The IO Period minus the seasoning.	None
46	Maturity Date	Loan Agreement	The maturity date, as stated in the Loan Agreement.	None
47	Lockbox	Loan Agreement	As defined in the Loan Agreement	None
48	Lockbox Type	Loan Agreement	As defined in the Loan Agreement	None
49	Cash Management	Loan Agreement	As defined in the Loan Agreement	None
50	Cash Management Triggers	Loan Agreement	Trigger Period, as defined in the Loan Agreement	None
51	Prepayment String	Calculation	Based on the definitions of Defeasance Expiration Date, Permitted Release Date, Open Prepayment Commencement Date, and Defeasance.	None
52	Borrower Name	Loan Agreement	Defined on the cover of the Loan Agreement	None
53	Borrower Entity Type	Loan Agreement	Defined on the cover of the Loan Agreement	None
54	Carveout Guarantor	Guaranty	Guarantor, as defined in the Guaranty	None
55	Partial Release	Loan Agreement	Loan Agreement section 2.4.2	None
56	Partial Release Description	Loan Agreement	Loan Agreement section 2.4.2	None
57	Future Debt Permitted?	Loan Agreement	Defined as the Subordinate Mezzanine Loan per the Loan Agreement	None
58	Future Debt Description	Loan Agreement	Defined as the Subordinate Mezzanine Loan per the Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
59	Trust Loan Cut-off Date LTV(2)	Calculation	Computation in which the respective loan’s Trust Cut-off Date Balance was divided by the corresponding Appraised Value.	None
60	Total Debt Cut-off Date LTV(2)	Calculation	Computation in which the respective loan’s Total Debt Cut-off Date Balance was divided by the corresponding Appraised Value.	None
61	Trust Loan UW NOI DSCR	Calculation	Computation in which the respective loan’s U/W NOI was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan’s Monthly Debt Service by twelve.	None
62	Total Debt UW NOI DSCR	Calculation	Computation in which the respective loan’s U/W NOI was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan’s Monthly Debt Service by twelve.	None
63	Trust Loan UW NCF DSCR	Calculation	Computation in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan’s Monthly Debt Service by twelve.	None
64	Total Debt UW NCF DSCR	Calculation	Computation in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the respective loan’s Monthly Debt Service by twelve.	None
65	Trust Loan UW NOI Debt Yield	Calculation	Computation in which the respective loan's U/W NOI was divided by the corresponding Cut-off Date Trust Loan Amount.	None
66	Total Debt UW NOI Debt Yield	Calculation	Computation in which the respective loan's U/W NOI was divided by the corresponding Cut-off Date Trust Loan Amount	None
67	Trust Loan UW NCF Debt Yield	Calculation	Computation in which the respective loan's U/W NCF was divided by the corresponding Cut-off Date Trust Loan Amount.	None
68	Total Debt UW NCF Debt Yield	Calculation	Computation in which the respective loan's U/W NCF was divided by the Cut-off Date Trust Loan Amount.	None
69	Upfront Tax Escrow ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
70	Monthly Tax Escrow ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
71	Upfront Insurance Escrow ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None

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US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
72	Monthly Insurance Escrow ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
73	Upfront Immediate Repairs Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
74	Upfront CapEx Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
75	Monthly CapEx Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
76	CapEx Escrow Cap ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
77	Upfront TI/LC Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
78	Monthly TI/LC Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
79	TI/LC Reserve Cap ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
80	Upfront Ground Lease Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
81	Monthly Ground Lease Reserve ($)	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
82	Upfront Other Reserve	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
83	Ongoing Other Reserve	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
84	Other Reserve Description	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
85	Upfront Other Reserve 2	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
86	Ongoing Other Reserve 2	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
87	Other Reserve Description 2	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
88	Initial Other Escrow 3	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
89	Ongoing Other Escrow 3	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
90	Other Escrow 3 Description	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
91	Initial Other Escrow 4	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
92	Ongoing Other Escrow 4	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None
93	Other Escrow 4 Description	Loan Agreement / Settlement Statement	The value defined in section VI. Reserve Funds of the Loan Agreement	None

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US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
94	Appraisal Report Provider	Appraisal Report	Appraisal Report cover	None
95	As-Is Appraised Value	Appraisal Report	The property value stated in the Appraisal Report.	None
96	As-Is Appraised Value Per SF	Calculation	The As-Is Appraised Value divided by the NRA.	None
97	As-Is Appraised Value Date	Appraisal Report	The date stated in the Appraisal Report.	None
98	As-Stabilized Appraised Value	Appraisal Report	The property value stated in the Appraisal Report.	None
99	As-Stabilized Appraised Value Per SF	Calculation	The As-Stabilized Appraised Value divided by the NRA	None
100	As-Stabilized Appraised Value Date	Appraisal Report	The date stated in the Appraisal Report.	None
101	Engineering Report Provider	Engineering Report	Engineering Report Cover	None
102	Engineering Report Date	Engineering Report	Engineering Report Cover	None
103	Environmental Report Provider	Environmental Report	Environmental Report Cover	None
104	Environmental Report Date	Environmental Report	Environmental Report Cover	None
105	Phase II Required	Environmental Report	No mention of Phase II Environmental Report	None
106	ACM O&M Plan	Environmental Report	No mention of Phase II Environmental Report	None
107	Seismic Report Date	Engineering Report	Engineering Report - Seismic Zone is not 3 or above	None
108	Seismic Zone	Engineering Report	Engineering Report - Seismic Zone is not 3 or above	None
109	PML (SEL)	Engineering Report	Engineering Report - Seismic Zone is not 3 or above	None
110	PML (SUL)	Engineering Report	Engineering Report - Seismic Zone is not 3 or above	None
111	Fee Owner	Ground Lease	Defined on first page of Ground Lease	None
112	Sub-Ground Lessor	Ground Lease	Defined on first page of Ground Lease	None
113	Ground Lease Expiration Date	Ground Lease	Ground Lease expiration date as found in the Ground Lease for leasehold ownership interests.	None

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US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
114	Sub-Ground Lease Expiration Date	Ground Lease	Ground Lease expiration date as found in the Ground Lease for leasehold ownership interests.	None
115	Largest Tenant Name	Rent Roll	Per Rent Roll, ordered by % base rent.	None
116	Largest Lease Start	Rent Roll	Per Rent Roll, ordered by % base rent.	None
117	Largest Lease Exp.	Rent Roll	Per Rent Roll, ordered by % base rent.	None
118	Largest NRA	Rent Roll	Per Rent Roll, ordered by % base rent.	None
119	Largest % of NRA	Calculation	Computation determined by dividing the tenant's NRA by the total NRA.	None
120	Largest UW Gross Rent	Rent Roll	Per Rent Roll, ordered by % base rent.	None
121	Largest % of UW EGI	Calculation	Computation determined by dividing the tenant's US Gross Rent by the total EGI.	None
122	2nd Largest Tenant Name	Rent Roll	Per Rent Roll, ordered by % base rent.	None
123	2nd Largest Lease Start	Rent Roll	Per Rent Roll, ordered by % base rent.	None
124	2nd Largest Lease Exp.	Rent Roll	Per Rent Roll, ordered by % base rent.	None
125	2nd Largest NRA	Rent Roll	Per Rent Roll, ordered by % base rent.	None
126	2nd Largest % of NRA	Calculation	Computation determined by dividing the tenant's NRA by the total NRA.	None
127	2nd Largest UW Gross Rent	Rent Roll	Per Rent Roll, ordered by % base rent.	None
128	2nd Largest % of UW EGI	Calculation	Computation determined by dividing the tenant's US Gross Rent by the total EGI.	None
129	3rd Largest Tenant Name	Rent Roll	Per Rent Roll, ordered by % base rent.	None
130	3rd Largest Lease Start	Rent Roll	Per Rent Roll, ordered by % base rent.	None
131	3rd Largest Lease Exp.	Rent Roll	Per Rent Roll, ordered by % base rent.	None
132	3rd Largest NRA	Rent Roll	Per Rent Roll, ordered by % base rent.	None
133	3rd Largest % of NRA	Calculation	Computation determined by dividing the tenant's NRA by the total NRA.	None
134	3rd Largest UW Gross Rent	Rent Roll	Per Rent Roll, ordered by % base rent.	None
135	3rd Largest % of UW EGI	Calculation	Computation determined by dividing the tenant's US Gross Rent by the total EGI.	None
136	4th Largest Tenant Name	Rent Roll	Per Rent Roll, ordered by % base rent.	None
137	4th Largest Lease Start	Rent Roll	Per Rent Roll, ordered by % base rent.	None
138	4th Largest Lease Exp.	Rent Roll	Per Rent Roll, ordered by % base rent.	None

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US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
139	4th Largest NRA	Rent Roll	Per Rent Roll, ordered by % base rent.	None
140	4th Largest % of NRA	Calculation	Computation determined by dividing the tenant's NRA by the total NRA.	None
141	4th Largest UW Gross Rent	Rent Roll	Per Rent Roll, ordered by % base rent.	None
142	4th Largest % of UW EGI	Calculation	Computation determined by dividing the tenant's US Gross Rent by the total EGI.	None
143	5th Largest Tenant Name	Rent Roll	Per Rent Roll, ordered by % base rent.	None
144	5th Largest Lease Start	Rent Roll	Per Rent Roll, ordered by % base rent.	None
145	5th Largest Lease Exp.	Rent Roll	Per Rent Roll, ordered by % base rent.	None
146	5th Largest NRA	Rent Roll	Per Rent Roll, ordered by % base rent.	None
147	5th Largest % of NRA	Calculation	Computation determined by dividing the tenant's NRA by the total NRA.	None
148	5th Largest UW Gross Rent	Rent Roll	Per Rent Roll, ordered by % base rent.	None
149	5th Largest % of UW EGI	Calculation	Computation determined by dividing the tenant's US Gross Rent by the total EGI.	None
150	Historical Total Occupancy 2014	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
151	Historical Total Occupancy 2015	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
152	Historical Total Occupancy 2016	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
153	Historical Total Occupancy 2017	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
154	Historical Total Occupancy UW	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
155	Historical Occupancy (net of Theater Redevelopment Space) 2014	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
156	Historical Occupancy (net of Theater Redevelopment Space) 2015	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None

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US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
157	Historical Occupancy (net of Theater Redevelopment Space) 2016	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
158	Historical Occupancy (net of Theater Redevelopment Space) 2017	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
159	Historical Occupancy (net of Theater Redevelopment Space) UW	Historical Occupancy - Union Station	As defined in Historical Occupancy - Union Station document.	None
160	Mortgage Loan Amount	Loan Agreement	The principal balance, as defined in the Loan Agreement.	None
161	Mezzanine Loan Amount	Mezzanine Loan Agreement	The principal balance, as defined in the Mezzanine Loan Agreement.	None
162	Total Sources	Calculation	Computation determined by adding the Mortgage and Mezzanine Loan Amounts	None
163	Prepayment of Existing Debt	Title Policy	As defined in the closing statements.	None
164	Existing Debt Prepayment Penalty	Title Policy	As defined in the closing statements.	None
165	Closing Costs	Calculation	Computation determined by summing all expenses, except for the reserves.	None
166	Reserves	Title Policy	As defined in the closing statements.	None
167	Loan Proceeds to Sponsor	Title Policy	As defined in the closing statements.	None
168	Total Uses	Calculation	Computation determined by summing, the Prepayment of Existing Debt, Existing Debt Prepayment Penalty, Closing Costs, and Reserves.	None
169	In-Place Base Rent 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
170	In-Place Base Rent 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
171	In-Place Base Rent 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
172	In-Place Base Rent 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
173	In-Place Base Rent TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
174	In-Place Base Rent 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
175	In-Place Base Rent UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
176	Rent Steps 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
177	Rent Steps 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
178	Rent Steps 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
179	Rent Steps 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
180	Rent Steps TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
181	Rent Steps 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
182	Rent Steps UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
183	Reimbursements 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
184	Reimbursements 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
185	Reimbursements 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
186	Reimbursements 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
187	Reimbursements TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
188	Reimbursements 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
189	Reimbursements UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
190	Potential Income from Vacant Space 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
191	Potential Income from Vacant Space 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
192	Potential Income from Vacant Space 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
193	Potential Income from Vacant Space 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
194	Potential Income from Vacant Space TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
195	Potential Income from Vacant Space 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
196	Potential Income from Vacant Space UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
197	Direct Bill Utility Reimbursements 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
198	Direct Bill Utility Reimbursements 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
199	Direct Bill Utility Reimbursements 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
200	Direct Bill Utility Reimbursements 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
201	Direct Bill Utility Reimbursements TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
202	Direct Bill Utility Reimbursements 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
203	Direct Bill Utility Reimbursements UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
204	Other Income 1 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
205	Other Income 1 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
206	Other Income 1 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
207	Other Income 1 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
208	Other Income 1 TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
209	Other Income 1 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
210	Other Income 1 UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
211	Total Gross Potential Income 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
212	Total Gross Potential Income 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
213	Total Gross Potential Income 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
214	Total Gross Potential Income 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
215	Total Gross Potential Income TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
216	Total Gross Potential Income 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
217	Total Gross Potential Income UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
218	Economic Vacancy 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
219	Economic Vacancy 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
220	Economic Vacancy 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
221	Economic Vacancy 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
222	Economic Vacancy TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
223	Economic Vacancy 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
224	Economic Vacancy UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
225	EGI Before Other Income 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
226	EGI Before Other Income 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
227	EGI Before Other Income 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
228	EGI Before Other Income 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
229	EGI Before Other Income TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
230	EGI Before Other Income 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
231	EGI Before Other Income UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
232	Parking Income 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
233	Parking Income 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
234	Parking Income 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
235	Parking Income 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
236	Parking Income TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
237	Parking Income 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
238	Parking Income UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
239	Other Income 2 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
240	Other Income 2 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
241	Other Income 2 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
242	Other Income 2 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
243	Other Income 2 TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
244	Other Income 2 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
245	Other Income 2 UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
246	Percentage Rent 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
247	Percentage Rent 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
248	Percentage Rent 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
249	Percentage Rent 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
250	Percentage Rent TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
251	Percentage Rent 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
252	Percentage Rent UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
253	Effective Gross Income 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
254	Effective Gross Income 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	23

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
255	Effective Gross Income 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
256	Effective Gross Income 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
257	Effective Gross Income TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
258	Effective Gross Income 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
259	Effective Gross Income UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
260	Management Fee 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
261	Management Fee 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
262	Management Fee 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
263	Management Fee 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
264	Management Fee TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	24

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
265	Management Fee 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
266	Management Fee UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
267	Payroll & Benefits 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
268	Payroll & Benefits 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
269	Payroll & Benefits 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
270	Payroll & Benefits 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
271	Payroll & Benefits TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
272	Payroll & Benefits 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
273	Payroll & Benefits UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
274	Cleaning 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
275	Cleaning 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	25

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
276	Cleaning 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
277	Cleaning 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
278	Cleaning TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
279	Cleaning 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
280	Cleaning UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
281	Contract Services 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
282	Contract Services 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
283	Contract Services 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
284	Contract Services 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
285	Contract Services TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	26

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
286	Contract Services 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
287	Contract Services UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
288	General Operating Expenses 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
289	General Operating Expenses 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
290	General Operating Expenses 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
291	General Operating Expenses 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
292	General Operating Expenses TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
293	General Operating Expenses 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
294	General Operating Expenses UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
295	CAM Expenses 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
296	CAM Expenses 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	27

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
297	CAM Expenses 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
298	CAM Expenses 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
299	CAM Expenses TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
300	CAM Expenses 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
301	CAM Expenses UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
302	Repairs & Maintenance 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
303	Repairs & Maintenance 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
304	Repairs & Maintenance 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
305	Repairs & Maintenance 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
306	Repairs & Maintenance TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
307	Repairs & Maintenance 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	28

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
308	Repairs & Maintenance UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
309	Utilities 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
310	Utilities 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
311	Utilities 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
312	Utilities 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
313	Utilities TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
314	Utilities 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
315	Utilities UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
316	Advertising & Marketing 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
317	Advertising & Marketing 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	29

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
318	Advertising & Marketing 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
319	Advertising & Marketing 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
320	Advertising & Marketing TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
321	Advertising & Marketing 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
322	Advertising & Marketing UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
323	General & Administrative 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
324	General & Administrative 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
325	General & Administrative 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
326	General & Administrative 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
327	General & Administrative TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
328	General & Administrative 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	30

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
329	General & Administrative UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
330	Legal & Professional 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
331	Legal & Professional 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
332	Legal & Professional 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
333	Legal & Professional 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
334	Legal & Professional TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
335	Legal & Professional 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
336	Legal & Professional UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
337	Insurance 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
338	Insurance 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
339	Insurance 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	31

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
340	Insurance 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
341	Insurance TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
342	Insurance 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
343	Insurance UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
344	Real Estate Taxes 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
345	Real Estate Taxes 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
346	Real Estate Taxes 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
347	Real Estate Taxes 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
348	Real Estate Taxes TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
349	Real Estate Taxes 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	32

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
350	Real Estate Taxes UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
351	Ground Rent 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
352	Ground Rent 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
353	Ground Rent 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
354	Ground Rent 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
355	Ground Rent TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
356	Ground Rent 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
357	Ground Rent UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
358	Food Court 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
359	Food Court 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	33

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
360	Food Court 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
361	Food Court 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
362	Food Court TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
363	Food Court 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
364	Food Court UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
365	Railroad Station - NOW 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
366	Railroad Station - NOW 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
367	Railroad Station - NOW 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
368	Railroad Station - NOW 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
369	Railroad Station - NOW TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
370	Railroad Station - NOW 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	34

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
371	Railroad Station - NOW UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
372	Railroad Station - CAM 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
373	Railroad Station - CAM 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
374	Railroad Station - CAM 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
375	Railroad Station - CAM 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
376	Railroad Station - CAM TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
377	Railroad Station - CAM 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
378	Railroad Station - CAM UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
379	Railroad Station - Utilities 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
380	Railroad Station - Utilities 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
381	Railroad Station - Utilities 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	35

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
382	Railroad Station - Utilities 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
383	Railroad Station - Utilities TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
384	Railroad Station - Utilities 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
385	Railroad Station - Utilities UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
386	Total Operating Expenses 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
387	Total Operating Expenses 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
388	Total Operating Expenses 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
389	Total Operating Expenses 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
390	Total Operating Expenses TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
391	Total Operating Expenses 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	36

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
392	Total Operating Expenses UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
393	NET OPERATING INCOME 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
394	NET OPERATING INCOME 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
395	NET OPERATING INCOME 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
396	NET OPERATING INCOME 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
397	NET OPERATING INCOME TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
398	NET OPERATING INCOME 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
399	NET OPERATING INCOME UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
400	Capital Expenditures - Capital Reserve 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
401	Capital Expenditures - Capital Reserve 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
402	Capital Expenditures - Capital Reserve 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	37

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
403	Capital Expenditures - Capital Reserve 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
404	Capital Expenditures - Capital Reserve TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
405	Capital Expenditures - Capital Reserve 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
406	Capital Expenditures - Capital Reserve UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
407	Leasing Costs - Normalized TI/LC 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
408	Leasing Costs - Normalized TI/LC 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
409	Leasing Costs - Normalized TI/LC 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
410	Leasing Costs - Normalized TI/LC 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
411	Leasing Costs - Normalized TI/LC TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
412	Leasing Costs - Normalized TI/LC 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	38

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
413	Leasing Costs - Normalized TI/LC UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
414	NET CASH FLOW 2014	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
415	NET CASH FLOW 2015	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
416	NET CASH FLOW 2016	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
417	NET CASH FLOW 2017	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
418	NET CASH FLOW TTM 1/31/2018	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
419	NET CASH FLOW 2018 Appraisal	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00
420	NET CASH FLOW UW	Union Station - Washington, D.C. UW FINAL	As defined in the UW Cash Flow model	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	39

US 2018-USDC, Commercial Mortgage Pass-Through Certificates, Series 2018-USDC Loan File Review Procedures	EXHIBIT B

Specified Attributes Provided by the Company (not subject to procedures)

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Control
2	Property Name
3	Cut-off Date
4	Administrate Fee Rate (%)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	40